Fixed assets and assets held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Advances for vessels under construction - related party

Advances for vessels under construction – related party

Balance as at December 31, 2015	$18,172

Additions	—
Transfer to vessels	(18,172)

Balance as at December 31, 2016	$—

Vessels, net

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2016	$1,653,727	$(338,242)	$1,315,485
Acquisitions and improvements	103,790	—	103,790
Transfer from Advances for vessels under construction-related party	18,172	—	18,172
Depreciation for the period	—	(69,716)	(69,716)

Balance as at December 31, 2016	$1,775,689	$(407,958)	$1,367,731
Acquisitions and improvements	967	—	967
Depreciation for the period	—	(71,358)	(71,358)
Impairment of vessel	(3,282)	—	(3,282)
Classification as asset held for sale	(34,859)	5,997	(28,862)
Balance as at December 31, 2017	$1,738,515	$(473,319)	$1,265,196

Assets held for sale
Assets held for sale
Balance as at January 1, 2016	—
Vessel held for sale	28,862
Inventories	165
Balance as at December 31, 2017	29,027